Fair value of financial assets and liabilities_Fair value and carrying amount of financial assets and liabilities measured at amortized cost (Details)		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 23,035,343,000,000
Loans and other financial assets at amortized cost		282,342,760,000,000
Held-to-maturity financial assets			₩ 16,715,679,000,000
Loans and receivables			265,570,649,000,000
Deposits due to customers		248,763,952,000,000	234,682,775,000,000
Borrowings		16,203,070,000,000	14,754,506,000,000
Debentures		28,765,251,000,000	27,889,781,000,000
Other financial liabilities		21,461,397,000,000	13,890,789,000,000
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	[1]	22,932,559,000,000	0	$ 20,606,127,000
Loans and other financial assets at amortized cost	[1]	282,457,578,000,000	0	253,803,197,000
Held-to-maturity financial assets	[1]	0	16,749,296,000,000	0
Loans and receivables	[1]	0	267,106,204,000,000	0
Deposits due to customers		248,690,939,000,000	234,695,084,000,000	223,462,071,000
Borrowings		16,202,986,000,000	14,784,706,000,000	14,559,247,000
Debentures		28,735,862,000,000	27,869,651,000,000	25,820,704,000
Other financial liabilities		₩ 21,442,524,000,000	₩ 13,892,461,000,000	$ 19,267,251,000
Securities at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique		The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables		Risk-free market rate and credit spread
Securities at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 3,618,213,000,000
Securities at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		19,417,130,000,000
Securities at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost		₩ 0
Loans and other financial assets at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables		Risk-free market rate, credit spread and prepayment-rate
Loans and other financial assets at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		₩ 0
Loans and other financial assets at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		0
Loans and other financial assets at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost		₩ 282,342,760,000,000
HTM financial assets
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique			The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.
Input variables			Risk-free market rate and credit spread
HTM financial assets | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Held-to-maturity financial assets			₩ 1,206,292,000,000
HTM financial assets | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Held-to-maturity financial assets			15,509,387,000,000
HTM financial assets | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Held-to-maturity financial assets			₩ 0
Loans
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique			The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables			Risk-free market rate, credit spread and prepayment-rate
Loans | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and receivables			₩ 0
Loans | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and receivables			0
Loans | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and receivables			₩ 265,570,649,000,000
Deposits due to customers
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables		Risk-free market rate and forward rate	Risk-free market rate and forward rate
Deposits due to customers | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		₩ 0	₩ 0
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		248,763,952,000,000	234,682,775,000,000
Deposits due to customers | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers		₩ 0	₩ 0
Borrowings
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables		Risk-free market rate and forward rate	Risk-free market rate and forward rate
Borrowings | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		₩ 0	₩ 0
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		16,203,070,000,000	14,754,506,000,000
Borrowings | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings		₩ 0	₩ 0
Debentures
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables		Risk-free market rate and forward rate	Risk-free market rate and forward rate
Debentures | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		₩ 0	₩ 0
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		28,765,251,000,000	27,889,781,000,000
Debentures | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures		₩ 0	₩ 0
Other financial liabilities
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables		Risk-free market rate and forward rate	Risk-free market rate and forward rate
Other financial liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		₩ 0	₩ 0
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		21,461,397,000,000	13,890,789,000,000
Other financial liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities		₩ 0	₩ 0

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.